UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2012 to September 30, 2012

Item 1:                                Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (14.8%)
$4,500	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA-, A2)	03/27/13	0.433	$4,511,700
2,900	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	12/17/12	0.069	3,200,150
1,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	01/11/13	0.076	1,752,000
5,500	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	11/21/12	0.000	5,898,201

TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $14,400,000)					15,362,051

UNITED STATES AGENCY OBLIGATIONS (55.3%)
2,000	Fannie Mae Discount Notes	(AA+, Aaa)	02/19/13	0.130	1,999,530
2,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/19/14	0.390	2,005,238
2,305	Federal Farm Credit Banks#	(AA+, Aaa)	05/29/14	0.420	2,312,178
1,700	Federal Farm Credit Banks#	(AA+, Aaa)	10/14/14	0.280	1,699,682
2,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/28/15	0.206	1,999,814
2,500	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/15	0.257	2,501,932
2,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/20/15	0.244	2,001,090
2,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/22/15	0.237	2,000,094
2,500	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.249	2,500,505
3,000	Federal Home Loan Banks#	(AA+, Aaa)	03/15/13	0.370	3,003,225
2,000	Federal Home Loan Banks	(AA+, Aaa)	04/12/13	0.240	2,000,868
1,500	Federal Home Loan Banks	(AA+, Aaa)	04/16/13	0.240	1,500,632
2,000	Federal Home Loan Banks	(AA+, Aaa)	05/17/13	0.320	2,001,818
1,500	Federal Home Loan Banks	(AA+, Aaa)	05/23/13	0.300	1,500,239
2,000	Federal Home Loan Banks	(AA+, Aaa)	11/08/13	0.290	2,002,116
2,000	Federal Home Loan Banks#	(AA+, Aaa)	11/25/13	0.230	2,000,812
2,000	Federal Home Loan Banks#	(AA+, Aaa)	06/11/14	0.280	2,001,516
1,000	Federal Home Loan Banks	(AA+, Aaa)	06/13/14	2.500	1,038,363
1,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/28/12	0.750	1,502,227
4,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	03/21/13	0.179	4,001,176
2,500	Federal National Mortgage Association#	(AA+, Aaa)	11/23/12	0.237	2,499,890
4,000	Federal National Mortgage Association#	(AA+, Aaa)	12/03/12	0.340	4,001,580
1,076	Federal National Mortgage Association	(AA+, Aaa)	12/28/12	0.375	1,076,806
1,000	Federal National Mortgage Association#	(AA+, Aaa)	08/09/13	0.380	1,001,556
1,000	Federal National Mortgage Association	(AA+, Aaa)	10/25/13	0.600	1,000,181
3,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.198	3,000,435
1,300	Federal National Mortgage Association#	(AA+, Aaa)	09/11/14	0.208	1,300,403
2,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/26/12	0.130	1,999,596

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $57,414,571)					57,453,502

UNITED STATES TREASURY OBLIGATIONS (12.0%)
1,500	United States Treasury Bill§	(AA+, Aaa)	01/31/13	0.135	1,499,556
2,000	United States Treasury Notes	(AA+, Aaa)	12/15/12	1.125	2,004,376
2,000	United States Treasury Notes	(AA+, Aaa)	02/28/13	0.625	2,004,298
3,000	United States Treasury Notes	(AA+, Aaa)	04/30/13	0.625	3,008,556
2,000	United States Treasury Notes	(AA+, Aaa)	05/15/13	1.375	2,015,312
2,000	United States Treasury Notes	(AA+, Aaa)	05/31/13	0.500	2,004,610

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $12,531,781)					12,536,708

SHORT-TERM INVESTMENTS (1.8%)
396	State Street Bank and Trust Co. Euro Time Deposit		10/01/12	0.010	396,000

Number of Shares

1,530,000	State Street Navigator Prime Portfolio, 0.30%§§				1,530,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,926,000)					1,926,000

Number of Shares		Value

WHOLLY-OWNED SUBSIDIARY (17.8%)
27,023,498	Credit Suisse Cayman Commodity Fund II, Ltd. (Cost $11,518,212) ^	$18,482,393

TOTAL INVESTMENTS AT VALUE (101.7%) (Cost $97,790,564)		105,760,654

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)		(1,817,077)

NET ASSETS (100.0%)		$103,943,577

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2012.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2012.
^	Affiliated issuer.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Portfolio’s investment in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned and controlled Cayman Islands subsidiary, (the “Subsidiary”), is valued at the Subsidiary’s net asset value each business day and is generally categorized as Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$15,362,051	$—	$15,362,051
United States Agency Obligations		57,453,502	—	57,453,502
United States Treasury Obligations	—	12,536,708	—	12,536,708
Short-Term Investments	1,530,000	396,000	—	1,926,000
Wholly-Owned Subsidiary	—	18,482,393	—	18,482,393
Other Financial Instruments*	—	—	—	—
	$1,530,000	$104,230,654	$—	$105,760,654

* Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB amendments to authoritative guidance which require the Portfolio to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended September 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At September 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $97,790,564, $7,970,937, $(847) and $7,970,090, respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 21, 2012

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	November 21, 2012